Basic and diluted net loss per share - Computation of diluted net loss per ordinary share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Option
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	6	16	385